Income Taxes - Schedule of components of income tax expense (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating Loss Carryforwards [Line Items]
Income (loss) before taxes	$ 29,169	$ (638,862)	$ (1,572,124)	$ (1,620,117)
Federal income tax benefit at federal statutory rate of 21%			$ 330,146	$ 340,198
Income tax statutory rate (in percent)	21.00%	21.00%	21.00%	21.00%
State income tax benefit (expense), net of federal benefit			$ 121,463	$ 93,644
Total income tax benefit	$ 0	$ 182,843	(1,838,490)	694,363
IDoc Virtual Telehealth Solutions, Inc.
Operating Loss Carryforwards [Line Items]
Income (loss) before taxes	249,089	(321,637)	(4,930,528)	(9,593)
Federal income tax benefit at federal statutory rate of 21%	$ (52,318)	$ 68,000	$ 1,035,411	$ 2,015
Income tax statutory rate (in percent)	21.00%	21.00%	21.00%	21.00%
State income tax benefit (expense), net of federal benefit	$ (3,285)	$ 4,270	$ 61,164	$ 10,295
Local income tax statutory rate (in percent)	1.32%	1.32%
Total income tax benefit	$ (55,603)	$ 72,270	$ 1,070,410	$ (8,531)